SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Inventories, Net and Property and Equipment, Net (Details)	Sep. 30, 2025	Mar. 31, 2025
PROPERTY AND EQUIPMENT, NET
Useful Life	5 years	5 years
Property, Plant, and Equipment, Useful Life, Term, Description	Lesser of useful life and lease term	Lesser of useful life and lease term
Electric equipment [Member]
PROPERTY AND EQUIPMENT, NET
Useful Life		3 years
Machinery and equipment [Member]
PROPERTY AND EQUIPMENT, NET
Useful Life	5 years	5 years
Motor vehicles [Member]
PROPERTY AND EQUIPMENT, NET
Useful Life	4 years	4 years
Office furniture [Member]
PROPERTY AND EQUIPMENT, NET
Useful Life	5 years	5 years